Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2013
Entity Information [Line Items]
Valuation and Qualifying Accounts
Valuation and Qualifying Accounts

	Balance at Beginning of Period	Charged(Released) to Operations	Deductions	Balance at End of Period
	(in thousands)
Allowance for doubtful accounts as of December 31,
2013	$3,599	$1,608	$(2,019)	$3,188
2012	$2,310	$2,047	$(758)	$3,599
2011	$2,194	$760	$(644)	$2,310
Valuation allowance for state and federal deferred tax assets as of December 31,
2013	$18,157	$(18,157)	$—	$—
2012	$23,422	$(5,265)	$—	$18,157
2011	$59,990	$(36,568)	$—	$23,422

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Entity Information [Line Items]
Valuation and Qualifying Accounts
Valuation and Qualifying Accounts

	Balance at Beginning of Period	Charged (Released) to Operations	Deductions	Balance at End of Period
	(in thousands)
Allowance for doubtful accounts as of December 31,
2013	$3,599	$1,608	$(2,019)	$3,188
2012	$2,310	$2,047	$(758)	$3,599
2011	$2,194	$760	$(644)	$2,310
Valuation allowance for state and federal deferred tax assets as of December 31,
2013	$18,157	$(18,157)	$—	$—
2012	$23,422	$(5,265)	$—	$18,157
2011	$59,990	$(36,568)	$—	$23,422